                             VINTAGE UNIVERSAL LIFE


                                 ANNUAL REPORT


          THE TRAVELERS VARIABLE LIFE INSURANCE SEPARATE ACCOUNT THREE


                               DECEMBER 31, 1995













                                     [LOGO]



                         THE TRAVELERS INSURANCE COMPANY
                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995



ASSETS:
 Investments in eligible funds at market value:
  Smith Barney/Travelers Series Fund Inc.:
   Alliance Growth Portfolio, 1,412 shares (cost $19,433).............   $19,009
   American Capital Enterprise Portfolio, 1,478 shares (cost $19,433).    19,064
   Smith Barney High Income Portfolio, 2,249 shares (cost $25,910)....    24,943
   Smith Barney Money Market Portfolio, 103,160 shares (cost $103,160)   103,160
   MFS Total Return Portfolio, 5,345 shares (cost $64,778)............    63,602
                                                                        --------
    Total Investments (cost $232,714).................................   229,778
                                                                        --------
 Dividends receivable.................................................     4,308
                                                                        --------
   Total Assets.......................................................   234,086
                                                                        --------
LIABILITIES:
 Accrued liabilities..................................................        37
                                                                        --------
   Total Liabilities..................................................        37
                                                                        --------
NET ASSETS............................................................  $234,049
                                                                        ========

                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                            STATEMENT OF OPERATIONS
            FOR THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED)
                             TO DECEMBER 31, 1995



INVESTMENT INCOME:
 Dividends...........................................            $4,673
EXPENSES:
 Insurance charges...................................     $113
 Administrative fees.................................       50
                                                       -------
  Total expenses.....................................               163
                                                                -------
   Net investment income.............................             4,510
                                                                -------
REALIZED LOSS AND CHANGE IN UNREALIZED LOSS ON
INVESTMENTS:
 Realized loss from investment transactions:
  Proceeds from investments sold.....................  130,368
  Cost of investments sold...........................  130,375
                                                       -------
   Net realized loss.................................                (7)
 Unrealized loss on investments:
  December 31, 1995..................................            (2,936)
                                                                -------
    Net realized loss and change in unrealized loss..            (2,943)
                                                                -------
 Net increase in net assets resulting from operations            $1,567
                                                                =======

                       See Notes to Financial Statements

                     THE TRAVELERS VARIABLE LIFE INSURANCE
                             SEPARATE ACCOUNT THREE

                       STATEMENT OF CHANGES IN NET ASSETS
           FOR THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED)
                             TO DECEMBER 31, 1995



                                                                 1995
                                                               ---------
OPERATIONS:
 Net investment income.......................................     $4,510
 Net realized loss from investment transactions..............         (7)
 Net change in unrealized loss on investments................     (2,936)
                                                               ---------
  Net increase in net assets resulting from operations.......      1,567
                                                               ---------
UNIT TRANSACTIONS:
 Participant premium payments
  (applicable to 232,440 units)..............................    233,982
 Participant transfers from other Travelers accounts
  (applicable to 129,995 units)..............................    130,824
 Contract surrenders
  (applicable to 1,487 units)................................     (1,501)
 Participant transfers to other Travelers accounts
  (applicable to 129,809 units)..............................   (130,823)
                                                               ---------
  Net increase in net assets resulting from unit transactions    232,482
                                                               ---------
   Net increase in net assets................................    234,049
NET ASSETS:
 Beginning of period.........................................          -
                                                               ---------
 End of period...............................................   $234,049
                                                               =========

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Variable Life Insurance Separate Account Three ("Separate Account Three") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by The Travelers. Separate Account Three is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant premium payments applied to Separate Account Three are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1995, the eligible funds available under Separate Account Three are: Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, American Capital Enterprise Portfolio, TBC Managed Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney Money Market Portfolio, Putnam Diversified Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Smith Barney/Travelers Series Fund Inc.; and Total Return Portfolio of Smith Barney Series Fund. All the funds are Massachusetts business trusts except for Smith Barney/Travelers Series Fund Inc. which is incorporated under Maryland law. Smith Barney/Travelers Series Fund Inc. and Smith Barney Series Fund are managed by Smith Barney Mutual Funds Management Inc., an indirect wholly owned subsidiary of Travelers Group Inc. Not all funds are available in all states.

The following is a summary of significant accounting policies consistently followed by Separate Account Three in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

FEDERAL INCOME TAXES. The operations of Separate Account Three form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Three. Separate Account Three is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

Purchases and sales of investments aggregated $363,089 and $130,368, respectively, for the period ended December 31, 1995. Realized gains and losses from investment transactions are reported on an identified-cost basis. The cost of investments in eligible funds was $232,714 at December 31, 1995. Gross unrealized depreciation for all investments at December 31, 1995 was $2,936.

3.  CONTRACT CHARGES

Insurance charges are paid to The Travelers for the mortality and expense risks assumed by The Travelers. These charges are equivalent to 0.90% of the average net assets of Separate Account Three on an annual basis. This charge will be reduced to 0.75% for any calendar year that follows a calendar year in which the participant's average net fund growth rate (as described in the prospectus) is 6.5% or greater.

Administrative fees are paid to The Travelers for administrative expenses incurred by The Travelers. This charge is equivalent to 0.40% of the average net assets of Separate Account Three on an annual basis.

4.  NET CONTRACT OWNERS' EQUITY

                                                DECEMBER 31, 1995
                                          ------------------------------
                                                       UNIT       NET
                                            UNITS      VALUE     ASSETS
                                          ---------  ---------  --------
Smith Barney/Travelers Series Fund Inc.:
 Alliance Growth Portfolio..............     18,972     $1.033   $19,598
 American Capital Enterprise Portfolio..     19,452      1.014    19,719
 Smith Barney High Income Portfolio.....     25,379      1.027    26,057
 Smith Barney Money Market Portfolio....    102,376      1.009   103,246
 MFS Total Return Portfolio.............     64,960      1.007    65,429
                                                                --------
Net Contract Owners' Equity...................................  $234,049
                                                                ========

5.  SCHEDULE OF SEPARATE ACCOUNT THREE OPERATIONS AND CHANGES IN NET ASSETS
    FOR THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995


                                                                                 SMITH      SMITH
                                                                    AMERICAN    BARNEY     BARNEY
                                                        ALLIANCE    CAPITAL      HIGH       MONEY
                                                         GROWTH    ENTERPRISE   INCOME     MARKET
                                                        PORTFOLIO  PORTFOLIO   PORTFOLIO  PORTFOLIO
                                                        ---------  ----------  ---------  ---------
INVESTMENT INCOME:
Dividends.............................................    $   592     $   658    $ 1,118   $    467
                                                          -------     -------    -------   --------
EXPENSES:
Insurance charges.....................................          4           4          6         84
Administrative fees...................................          2           2          2         38
                                                          -------     -------    -------   --------
 Net investment income................................        586         652      1,110        345
                                                          -------     -------    -------   --------
REALIZED LOSS AND CHANGE IN UNREALIZED LOSS
ON INVESTMENTS:
Realized loss from investment transactions:
 Proceeds from investments sold.......................         45          46         61    130,064
 Cost of investments sold.............................         46          47         63    130,064
                                                          -------     -------    -------   --------
  Net realized loss...................................         (1)         (1)        (2)         -
                                                          -------     -------    -------   --------
Change in unrealized loss on investments:
 Unrealized loss beginning of period..................          -           -          -          -
 Unrealized loss end of period........................       (424)       (369)      (967)         -
                                                          -------     -------    -------   --------
  Net change in unrealized loss for the period........       (424)       (369)      (967)         -
                                                          -------     -------    -------   --------
  Net increase in net assets resulting from operations        161         282        141        345
                                                          -------     -------    -------   --------
UNIT TRANSACTIONS:
Participant premium payments..........................          -           -          -    233,982
Participant transfers from other Travelers accounts...     19,480      19,480     25,973        958
Contract surrenders...................................        (43)        (43)       (57)    (1,216)
Participant transfers to other Travelers accounts.....          -           -          -   (130,823)
                                                          -------     -------    -------   --------
 Net increase in net assets resulting from
 unit transactions....................................     19,437      19,437     25,916    102,901
                                                          -------     -------    -------   --------
 Net increase in net assets...........................     19,598      19,719     26,057    103,246
NET ASSETS:
 Beginning of period..................................          -           -          -          -
                                                          -------     -------    -------   --------
 End of period........................................    $19,598     $19,719    $26,057   $103,246
                                                          =======     =======    =======   ========

    MFS
TOTAL RETURN
 PORTFOLIO    COMBINED
------------  ---------
     $ 1,838   $  4,673
     -------   --------
          15        113
           6         50
     -------   --------
       1,817      4,510
     -------   --------
         152    130,368
         155    130,375
     -------   --------
          (3)        (7)
     -------   --------
           -          -
      (1,176)    (2,936)
     -------   --------
      (1,176)    (2,936)
     -------   --------
         638      1,567
     -------   --------
           -    233,982
      64,933    130,824
        (142)    (1,501)
           -   (130,823)
     -------   --------
      64,791    232,482
     -------   --------
      65,429    234,049
           -          -
     -------   --------
     $65,429   $234,049
     =======   ========

6.  SCHEDULE OF UNITS FOR SEPARATE ACCOUNT THREE
    FOR THE PERIOD DECEMBER 4, 1995 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1995

                                                         AMERICAN       SMITH
                                            ALLIANCE     CAPITAL       BARNEY
                                             GROWTH     ENTERPRISE   HIGH INCOME
                                            PORTFOLIO   PORTFOLIO     PORTFOLIO
                                            ---------  ------------  -----------
Units beginning of period.................          -             -            -
Units purchased and
 transferred from other Travelers accounts     19,014        19,494       25,434
Units redeemed and
 transferred to other Travelers accounts..        (42)          (42)         (55)
                                            ---------  ------------  -----------
Units end of period.......................     18,972        19,452       25,379
                                            =========  ============  ===========
                                              SMITH
                                             BARNEY
                                              MONEY        MFS
                                             MARKET    TOTAL RETURN
                                            PORTFOLIO   PORTFOLIO
                                            ---------  ------------
Units beginning of period.................          -             -
Units purchased and
 transferred from other Travelers accounts    233,392        65,101
Units redeemed and
 transferred to other Travelers accounts..   (131,016)         (141)
                                            ---------  ------------
Units end of period.......................    102,376        64,960
                                            =========  ============

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
     The Travelers Variable Life Insurance Separate Account Three:

We have audited the accompanying statement of assets and liabilities of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1995, and the related statements of operations and changes in net assets for the period December 4, 1995 (date operations commenced) to December 31, 1995. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1995, by correspondence with underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Variable Life Insurance Separate Account Three as of December 31, 1995, the results of its operations and the changes in its net assets for the period December 4, 1995 (date operations commenced) to December 31, 1995, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 21, 1996

                            Independent Accountants

                            COOPERS & LYBRAND L.L.P.
                             Hartford, Connecticut










This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Variable Life Insurance Separate Account Three or Separate Account Three's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Universal Life Insurance products offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.